Inventory	12 Months Ended
Dec. 31, 2013
Inventory [Abstract]
Inventory	Note 3 - Inventory: Inventory consists of the following:
	At December 31,
	2013	2012

Food	$79,773	$116,191
Beverages	898,619	1,249,990

Totals	$978,392	$1,366,181